John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 99.5%		$794,530,659
(Cost $646,866,876)
France 13.3%		106,057,677
Air Liquide SA	128,162	21,164,920
Capgemini SE	61,460	14,189,306
Carrefour SA	720,506	11,917,360
Cie Generale des Etablissements Michelin SCA	77,848	11,488,009
Sanofi	234,870	22,327,194
TotalEnergies SE	542,697	24,970,888
Germany 1.7%		13,708,772
Deutsche Post AG	232,111	13,708,772
Ireland 2.2%		17,318,987
CRH PLC	357,194	17,318,987
Japan 4.7%		37,362,455
FANUC Corp.	79,004	15,488,132
Mitsubishi Estate Company, Ltd.	472,578	6,495,067
Sumitomo Mitsui Financial Group, Inc.	472,700	15,379,256
Netherlands 8.0%		64,314,230
Akzo Nobel NV	113,467	11,939,666
ING Groep NV	992,940	13,715,876
Koninklijke Ahold Delhaize NV	494,532	16,640,819
Stellantis NV	1,290,336	22,017,869
Switzerland 4.4%		35,235,727
Chubb, Ltd.	68,391	12,274,133
Roche Holding AG	58,814	22,961,594
United Kingdom 10.2%		81,559,963
Associated British Foods PLC	600,638	15,331,514
AstraZeneca PLC	176,257	19,323,857
Ferguson PLC	79,362	12,081,063
Reckitt Benckiser Group PLC	152,677	12,367,270
RELX PLC	350,950	10,886,666
Unilever PLC	226,531	11,569,593
United States 55.0%		438,972,848
Alphabet, Inc., Class A (A)	13,636	38,698,286
Apple, Inc.	188,616	31,178,225
Arthur J. Gallagher & Company	104,645	17,046,671
AutoZone, Inc. (A)	10,345	18,797,589
Bank of America Corp.	564,975	25,124,438
Cisco Systems, Inc.	321,125	17,610,495
Comcast Corp., Class A	325,855	16,286,233
Corteva, Inc.	447,080	20,118,600
Electronic Arts, Inc.	129,163	16,044,628
Huntington Bancshares, Inc.	913,104	13,550,463
Johnson & Johnson	143,954	22,446,747
Johnson Controls International PLC	158,627	11,858,955
Lennar Corp., A Shares	122,008	12,816,940
Meta Platforms, Inc., Class A (A)	110,406	35,822,329
Microsoft Corp.	70,023	23,148,904
Northrop Grumman Corp.	30,265	10,556,432
Philip Morris International, Inc.	331,027	28,448,460
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Stanley Black & Decker, Inc.	70,197	$12,267,628
T-Mobile US, Inc. (A)	130,032	14,148,782
UnitedHealth Group, Inc.	49,421	21,953,797
Waste Management, Inc.	105,733	16,988,121

Wells Fargo & Company	294,268	14,060,125
Preferred securities 1.8%		$14,612,219
(Cost $10,462,522)
South Korea 1.8%		14,612,219
Samsung Electronics Company, Ltd.	270,968	14,612,219

	Yield (%)	Shares	Value
Short-term investments 0.7%			$5,339,197
(Cost $5,339,197)
Short-term funds 0.7%			5,339,197
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(B)	5,339,197	5,339,197

Total investments (Cost $662,668,595) 102.0%	$814,482,075
Other assets and liabilities, net (2.0%)	(15,776,927)
Total net assets 100.0%	$798,705,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following sector composition as a percentage of total investments on 11-30-21:
Communication services	14.9%
Financials	13.6%
Health care	13.4%
Industrials	12.7%
Information technology	12.4%
Consumer staples	11.8%
Materials	8.7%
Consumer discretionary	8.0%
Energy	3.1%
Real estate	0.8%
Short-term investments	0.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$106,057,677	—	$106,057,677	—
Germany	13,708,772	—	13,708,772	—
Ireland	17,318,987	—	17,318,987	—
Japan	37,362,455	—	37,362,455	—
Netherlands	64,314,230	—	64,314,230	—
Switzerland	35,235,727	$12,274,133	22,961,594	—
United Kingdom	81,559,963	—	81,559,963	—
United States	438,972,848	438,972,848	—	—
Preferred securities	14,612,219	—	14,612,219	—
Short-term investments	5,339,197	5,339,197	—	—
Total investments in securities	$814,482,075	$456,586,178	$357,895,897	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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